DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Net Financial Results (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income [Abstract]
Derivative financial instrument results	$ 0	$ 0	$ 128,525
Interest income	87,407	100,418	79,387
Fair value gains on financial instruments through profit or loss	274,620	169,890	55,892
Foreign exchange gain	360,158	135,039	288,764
Subtotal	722,185	405,347	552,568
Financial expenses [Abstract]
Interests expense	(516,643)	(470,663)	(343,104)
Foreign exchange loss	(718,891)	(712,456)	(1,165,803)
Derivative financial instrument results	0	(8,933)	0
Other financial charges	(103,586)	(66,392)	(41,718)
Less: Capitalized borrowing costs	48,975	39,736	23,894
Subtotal	(1,290,145)	(1,218,708)	(1,526,731)
Total	$ (567,960)	$ (813,361)	$ (974,163)